DEUTSCHE ASSET MANAGEMENT


[GRAPHIC OMITTED]

                                                                     Mutual Fund
                                                              Semi-Annual Report


                                                               December 31, 2001

                                                                   Institutional


DAILY ASSETS FUND



                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             DEUTSCHE BANK GROUP
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Daily Assets Fund Institutional
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TABLE OF CONTENTS


      LETTER TO SHAREHOLDERS ................................    3

      DAILY ASSETS FUND INSTITUTIONAL
         Schedule of Investments ............................    5
         Statement of Assets and Liabilities ................   10
         Statement of Operations ............................   11
         Statements of Changes in Net Assets ................   12
         Financial Highlights ...............................   13
         Notes to Financial Statements ......................   14

      FUND TRUSTEES AND OFFICERS ............................   16



                    -----------------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                    -----------------------------------------

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Daily Assets Fund Institutional
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LETTER TO SHAREHOLDERS



We are pleased to present you with this semi-annual report for Daily Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Fund's holdings.

MARKET ACTIVITY
THE MAJOR FACTOR DRIVING THE MONEY MARKETS OVER THE SEMI-ANNUAL PERIOD ENDED DECEMBER 31, 2001 WAS THE SPEED AND EXTENT OF THE FEDERAL RESERVE BOARD'S EASING OF INTEREST RATES. o During the second half of the calendar year, the Federal Reserve Board lowered interest rates on five separate occasions.
o During a six-week time period, from September 17 through November 6, it lowered interest rates three times by an unprecedented 1.50%. Two of these interest rate cuts (totaling a full percentage point) were in response to the September 11 terrorist attacks.

ALSO AFFECTING THE MONEY MARKETS DURING THE SECOND HALF OF THE CALENDAR YEAR WERE CREDIT QUALITY CONCERNS PROMPTED BY THE WORLD TRADE CENTER TRAGEDY AS WELL AS THE ENRON DEBACLE. o The uncertainty surrounding the effects of the events of September 11 caused many investors to pull back from all but the best credits. It appeared that investors chose to wait until analysts could fully assess the effects of the disaster on the economy as a whole and on each individual sector of the economy.
o The bankruptcy of Enron, the largest corporate bankruptcy ever recorded, presented a similar credit quality concern because of the size and scope of its business, its reliance on external financing and its rather sketchy disclosure.

INVESTMENT REVIEW
By staying disciplined in the purchase of high quality instruments and actively maintaining a longer than benchmark duration profile as market conditions changed, we were able to produce competitive yields in Daily Assets Fund Institutional for the semi-annual period.

Toward the end of the summer, there were signs that the US economy was starting to turn for the better. Even the Federal Reserve Board slowed its easing pattern from half-percentage-point easings to quarter-point increments. As a result, we kept the Fund's average duration long, because we believed that any increase in the rate of economic growth would be accompanied by a corresponding rise in the equity markets. The equity market move upward, we believed, would create more cash for the Fund from the mark to market on the outstanding loans of securities. Mark to market is an industry



                                                   CUMULATIVE TOTAL RETURNS   AVERAGE ANNUAL TOTAL RETURNS          ANNUALIZED
                                       6      1     3      5    Since         1     3      5         Since   7 Day       7 Day
Periods Ended                        Months  Year  Years  Years Inception 2  Year Years  Years Inception 2 Current   Effective
December 31, 2001                                                                                            Yield       Yield
------------------------------------------------------------------------------------------------------------------------------
Daily Assets Fund Institutional 1     1.63% 4.31% 16.89% 30.41%      31.34% 4.31% 5.34%  5.45%       5.46%   2.23% 3   2.26% 3
------------------------------------------------------------------------------------------------------------------------------
iMoneyNet-First Tier Institutional
  Money Funds Average 4               1.41% 3.93% 15.94% 28.86%      29.42% 3.93% 5.05%  5.20%       5.20%   1.80%     1.82%
------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The Fund's inception date is November 13, 1996. Benchmark returns are for the period beginning November 30, 1996.
3 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the 7-day current and effective yields would have been 2.23% and 2.26%, respectively.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

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Daily Assets Fund Institutional
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LETTER TO SHAREHOLDERS


SECTOR ALLOCATION
By Asset Type as of December 31, 2001
(percentages are based on market value of total investments in the Fund)

[GRAPHIC OMITTED]
EDGAR representation of plot points used in printed graphic as follows:
Euro Time Deposits                        15%
Floating Rate Notes                       28%
Other                                      4%
Yankee Certificates of Deposit             7%
US Govt Agency                             5%
Eurodollar Certificates of Deposit         7%
Commercial Paper                          25%
Money Market Funds                         9%



practice whereby the value of securities loaned is assessed according to current equity value. If the equity market goes down, the Fund would need to pay the borrower the difference. But if the equity market goes up, the borrower would pay the Fund the difference in current market value. This phenomenon, if realized, would create liquidity for the Fund as well as more room for further extending the Portfolio's duration on the investment yield curve to compensate for any uptick in yields.

The events of September 11, however, changed everything. We correctly anticipated an immediate cut in interest rates and invested the Portfolio accordingly. The Federal Reserve Board pumped tremendous liquidity into the financial markets in an effort to preserve confidence in the US monetary system. Such increased liquidity forced yields on overnight securities down to 1/16%. To the Fund's benefit, the Portfolio was fully invested at higher yields. Thus when the equity markets collapsed forcing the broker-dealer community to mark to market our equity loans, ie have the Fund pay them the difference in value on the securities we lent them, the Portfolio's overnight investment component was reduced, and we were not forced to invest any remaining liquidity at these lower rates. Such a scenario enabled the Fund to outperform during these post-September 11 weeks. The shorter end of the yield curve was also the victim of several dramatic moves as counterparties to Enron unwound huge euro futures positions in December. We prudently maintained the Portfolio's longer than average duration throughout the semi-annual period and added to our positions on pullbacks in the market.

MANAGER OUTLOOK
We continue to believe that the Federal Reserve Board will lower interest rates further, as it appears to prefer to do a little extra rather than not enough. In addition, Federal Reserve Board Chairman Greenspan may be forced to keep interest rates low and steady for a long period of time to prevent any chance of a double dip recession. We intend to maintain our longer than average duration position for the near term, with a bent to sell into strength and buy on weakness. It is also our intent to keep the Fund's Portfolio nimble in the event the economy turns faster than we anticipate.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of Daily Assets Fund Institutional and look forward to continuing to serve your investment needs for many years ahead.

/S/ SIGNATURE

Charles H. Dedekind
Portfolio Manager of DAILY ASSETS FUND INSTITUTIONAL
December 31, 2001



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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS December 31, 2001 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                                          VALUE


              CERTIFICATES OF DEPOSIT--0.47%
              National City Bank of Cleveland,
$60,000,000    5.128%, 2/12/02 ........................ $  59,998,539
                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $59,998,539) .......................    59,998,539
                                                        -------------

              CERTIFICATES OF DEPOSIT--
              EURODOLLAR--7.40%
              Bank of Scotland:
 50,000,000    2.16%, 1/31/02 .........................    50,007,951
150,000,000    5.17%, 2/1/02 ..........................   150,005,941
100,000,000    1.86%, 5/13/02 .........................   100,010,833
              Barclays Bank PLC:
 15,000,000    2.20%, 4/26/02 .........................    15,016,733
100,000,000    4.20%, 5/21/02 .........................   100,000,000
              Bayerische Landesbank Girozentrale,
 70,000,000    1.98%, 1/9/02 ..........................    69,999,720
              Dresdner Bank AG,
 50,000,000    4.30%, 5/8/02 ..........................    50,420,767
              Intesabci SpA,
100,000,000    1.79%, 3/18/02 .........................    99,987,420
              Landesbank Hessen-Thuringen Girozentrale,
100,000,000    2.175%, 4/29/02 ........................   100,109,774
              Lloyds TSB Bank PLC,
 50,000,000    5.20%, 1/31/02 .........................    50,003,802
              National Australia Bank Ltd.,
 50,000,000    3.60%, 9/6/02 ..........................    50,065,904
              Norddeutsche Landesbank Girozentrale:
 50,000,000    2.21%, 1/28/02 .........................    50,003,201
 45,000,000    2.08%, 2/28/02 .........................    45,013,424
                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
   (Amortized Cost $930,645,470) ......................   930,645,470
                                                        -------------

              CERTIFICATES OF DEPOSIT--
              YANKEE--6.68%
              Commerzbank AG,
 75,000,000    4.245%, 5/22/02 ........................    74,998,602
              Dexia Bank Belgium:
 25,000,000    4.255%, 5/22/02 ........................    24,999,534
100,000,000    4.068%, 7/30/02 ........................    99,993,052
              Landesbank Baden Wurttemberg,
 50,000,000    4.75%, 4/22/02 .........................    50,000,000
              Natexis Banque Populaires,
100,000,000    1.95%, 2/19/02 .........................   100,000,000

PRINCIPAL
     AMOUNT   SECURITY                                          VALUE

              Norddeutsche Landesbank Girozentrale:
$50,000,000    5.11%, 2/7/02 ........................   $  49,992,881
 77,500,000    3.81%, 7/30/02 .......................      78,114,249
              Rabobank Nederland NV,
 28,000,000    4.30%, 5/3/02 ........................      28,008,406
              Royal Bank Of Scotland PLC,
 85,000,000    2.385%, 11/20/02 .....................      84,929,545
              Svenska Handelsbanken AB:
100,000,000    5.11%, 2/1/02 ........................      99,999,208
 50,000,000    4.76%, 4/22/02 .......................      50,001,457
100,000,000    4.055%, 7/30/02 ......................      99,986,105
                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT--YANKEE
   (Amortized Cost $841,023,039) ....................     841,023,039
                                                        -------------

              COMMERCIAL PAPER 1--24.96%
              Apreco, Inc.,
100,000,000    1.91%, 2/5/02 ........................      99,819,611
              Bavaria TRR Corp.:
 64,000,000    2.02%, 1/9/02 ........................      63,974,862
 64,220,000    2.17%, 1/14/02 .......................      64,173,548
 57,244,000    1.92%, 1/22/02 .......................      57,182,940
              Caisse D'Epargne et Prevoyance,
145,000,000    1.90%, 2/12/02 .......................     144,685,211
              CC (USA), Inc.,
 44,500,000    2.10%, 5/17/02 .......................      44,149,562
              Compass Securitization LLC,
 21,295,000    1.89%, 1/31/02 .......................      21,262,578
              Dexia Bank Belgium,
100,000,000    1.89%, 2/7/02 ........................      99,811,000
              Dresdner Bank AG,
100,000,000    1.89%, 2/7/02 ........................      99,811,000
              Edison Asset Securitization LLC:
255,151,000    1.80%, 2/8/02 ........................     254,678,971
200,000,000    1.82%, 2/20/02 .......................     199,504,556
 50,000,000    1.83%, 2/25/02 .......................      49,862,750
              Fortis Funding LLC,
 25,000,000    2.51%, 1/3/02 ........................      24,998,257
              International Lease Finance Corp.,
 50,000,000    2.11%, 2/1/02 ........................      49,912,083
              Mont Blanc Capital Corp.:
 65,000,000    2.16%, 1/7/02 ........................      64,980,500
 40,000,000    1.87%, 1/10/02 .......................      39,983,378
 23,000,000    2.15%, 1/14/02 .......................      22,983,517
 69,828,000    1.84%, 1/22/02 .......................      69,752,741
 73,657,000    1.98%, 2/4/02 ........................      73,522,637
 63,000,000    1.96%, 2/6/02 ........................      62,879,950
              Old Line Funding Corp.:
 35,170,000    1.94%, 1/7/02 ........................      35,160,524
114,801,000    2.00%, 1/15/02 .......................     114,718,088
 20,053,000    2.00%, 1/18/02 .......................      20,035,175
 55,235,000    1.90%, 2/7/02 ........................      55,130,054



See Notes to Financial Statements.
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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS December 31, 2001 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                                       VALUE

              Pennine Funding LLC:
$31,000,000    2.41%, 1/4/02 ....................   $   30,995,849
 75,600,000    2.51%, 1/7/02 ....................       75,573,645
 44,314,000    2.45%, 3/4/02 ....................       44,130,035
              Prefco:
187,685,000    1.97%, 1/8/02 ....................      187,623,377
 76,530,000    1.90%, 1/24/02 ...................       76,441,140
              Quincy Capital Corp.,
 50,111,000    1.85%, 2/11/02 ...................       50,007,994
              Scaldis Capital LLC:
 17,087,000    2.05%, 1/11/02 ...................       17,078,243
 21,375,000    1.95%, 1/25/02 ...................       21,348,370
 59,966,000    1.90%, 2/8/02 ....................       59,848,900
 44,995,000    2.00%, 5/7/02 ....................       44,682,535
              Sheffield Receivables Corp.:
100,000,000    1.95%, 1/7/02 ....................       99,972,917
 85,000,000    2.09%, 1/11/02 ...................       84,954,775
115,000,000    1.99%, 1/14/02 ...................      114,924,050
100,000,000    2.00%, 1/24/02 ...................       99,877,778
 19,000,000    1.83%, 1/28/02 ...................       18,974,888
              Thames Asset Global
               Securitization No. 1,
 30,000,000    1.83%, 1/14/02 ...................       29,981,700
              Three Rivers Funding Corp.,
 28,058,000    1.865%, 1/8/02 ...................       28,049,279
              Verizon Global Funding Corp.:
100,000,000    2.32%, 7/1/02 ....................       98,835,000
 50,000,000    2.32%, 7/2/02 ....................       49,416,778
              Windmill Funding Corp.:
 25,000,000    2.01%, 1/16/02 ...................       24,980,458
 25,000,000    1.82%, 2/11/02 ...................       24,949,444
 25,000,000    1.82%, 2/20/02 ...................       24,938,069
                                                    --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $3,140,558,717) ..............    3,140,558,717
                                                    --------------

              EURO TIME DEPOSITS--14.92%
              Bank Austria AG,
               Quarterly Variable Rate,
240,000,000    1.85%, 2/14/02 ...................      240,000,000
              Citibank NA,
100,000,000    1.125%, 1/2/02 ...................      100,000,000
              Credit Com de France:
120,000,000    1.87%, 2/1/02 ....................      120,000,000
150,000,000    1.82%, 2/14/02 ...................      150,000,000
              Dexia Credit Local,
150,000,000    2.21%, 1/30/02 ...................      150,000,000
              Fortis Bank,
300,000,000    2.00%, 1/15/02 ...................      300,000,000
              KeyBank NA,
               Quarterly Variable Rate,
 81,785,830    1.00%, 1/2/02 ....................       81,785,830

PRINCIPAL
     AMOUNT   SECURITY                                       VALUE

              National Australia Bank Ltd.,
$320,655,029   1.875%, 1/2/02 ...................   $  320,655,029
              Suntrust Bank, Atlanta,
 14,234,245    1.00%, 1/2/02 ....................       14,234,245
              UBS AG,
400,000,000    1.125%, 1/2/02 ...................      400,000,000
                                                    --------------
TOTAL EURO TIME DEPOSITS
   (Amortized Cost $1,876,675,104) ..............    1,876,675,104
                                                    --------------

              FLOATING RATE NOTES 2--28.06%
              American Express Centurion Bank,
               Monthly Variable Rate,
 75,000,000    1.868%, 3/14/02 ..................       75,000,000
              American Express Credit Corp.,
               Quarterly Variable Rate,
 50,000,000    2.28%, 5/1/02 ....................       50,008,810
              American Honda Finance Corp.,
               Monthly Variable Rate:
 50,000,000    2.023%, 3/11/02 ..................       50,000,000
 30,000,000    1.95%, 6/25/02 ...................       30,000,000
              American Honda Finance Corp.,
               Quarterly Variable Rate,
100,000,000    2.20%, 8/2/02 ....................      100,000,000
              Asset Securitization Cooperative Corp.,
               Monthly Variable Rate,
112,500,000    1.901%, 4/24/02 ..................      112,500,000
              Baltimore Gas & Electric Co.,
               Quarterly Variable Rate,
 12,500,000    2.511%, 2/15/02 ..................       12,500,000
              Bayerische Landesbank Girozentrale,
               Monthly Variable Rate,
 10,000,000    1.82%, 2/15/02 ...................        9,999,869
              Beta Finance, Inc.,
               Monthly Variable Rate:
105,000,000    1.891%, 8/23/02 ..................      104,986,594
 20,000,000    2.114%, 11/1/02 ..................       19,998,340
              BMW US Capital LLC.,
               Monthly Variable Rate,
 50,000,000    1.931%, 5/23/02 ..................       50,000,000
              Caterpillar Financial Services Corp.,
               Monthly Variable Rate:
 30,000,000    2.314%, 6/3/02 ...................       30,016,620
  5,000,000    2.223%, 7/8/02 ...................        5,004,101
              Caterpillar Financial Services Corp.,
               Quarterly Variable Rate:
 66,000,000    2.54%, 1/18/02 ...................       66,005,135
 15,000,000    2.70%, 4/2/02 ....................       15,004,150
 57,650,000    2.53%, 8/1/02 ....................       57,756,830
              CC (USA), Inc.,
               Monthly Variable Rate:
100,000,000    1.908%, 7/22/02 ..................      100,000,000
 75,000,000    1.856%, 9/16/02 ..................       74,992,057



See Notes to Financial Statements.
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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS December 31, 2001 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                                      VALUE


              Chase Manhattan Corp.,
               Monthly Variable Rate,
$50,000,000    2.045%, 3/18/02 ...................  $   50,017,962
              Chase Manhattan Corp.,
               Quarterly Variable Rate,
 32,600,000    2.20%, 5/21/02 ....................      32,620,406
              CIT Group, Inc.,
               Monthly Variable Rate:
 37,500,000    2.10%, 5/31/02 ....................      37,514,830
100,000,000    2.344%, 8/1/02 ....................     100,109,017
 15,000,000    2.09%, 9/13/02 ....................      15,018,770
              CIT Group, Inc.,
               Quarterly Variable Rate:
 44,214,000    2.246%, 5/31/02 ...................      44,230,761
 57,000,000    2.661%, 7/12/02 ...................      57,058,660
  4,385,000    2.05%, 9/13/02 ....................       4,389,616
              Compass Securitization LLC,
               Quarterly Variable Rate:
200,000,000    2.003%, 1/8/02 ....................     199,999,345
100,000,000    1.853%, 2/14/02 ...................      99,998,496
200,000,000    1.875%, 2/19/02 ...................     199,993,290
              Credit Suisse First Boston, Inc.,
               Daily Variable Rate:
 50,000,000    1.985%, 2/20/02 ...................      50,000,000
 72,500,000    1.98%, 5/7/02 .....................      72,500,000
              Dorada Finance, Inc.,
               Monthly Variable Rate:
 30,000,000    1.871%, 7/16/02 ...................      30,000,000
 70,000,000    1.893%, 8/20/02 ...................      69,991,178
              Goldman Sachs Group, Inc.,
               Monthly Variable Rate,
 22,000,000    2.098%, 1/14/02 ...................      22,001,410
              Goldman Sachs Group, Inc.,
               Quarterly Variable Rate:
  5,000,000    2.61%, 1/14/02 ....................       5,000,277
 12,000,000    2.111%, 2/15/02 ...................      12,002,000
  8,250,000    2.055%, 3/12/02 ...................       8,253,173
 31,000,000    1.995%, 3/15/02 ...................      31,007,533
              Holmes Financing PLC,
               Monthly Variable Rate,
 67,500,000    1.906%, 10/15/02 ..................      67,500,000
              Household Finance Corp.,
               Monthly Variable Rate,
 63,000,000    2.10%, 3/27/02 ....................      63,025,888
              Household Finance Corp.,
               Quarterly Variable Rate:
$45,000,000    2.80%, 1/3/02 .....................  $   45,000,353
 92,500,000    2.05%, 3/27/02 ....................      92,520,403
  3,000,000    2.50%, 4/25/02 ....................       3,000,696
 27,000,000    2.166%, 5/10/02 ...................      27,008,847
 28,750,000    2.363%, 5/24/02 ...................      28,767,090
  2,000,000    2.232%, 6/4/02 ....................       2,001,353
 21,000,000    2.60%, 7/15/02 ....................      21,019,428
  5,200,000    2.575%, 8/6/02 ....................       5,211,715
 20,000,000    2.05%, 9/26/02 ....................      20,022,066
              JP Morgan Chase & Co.,
               Monthly Variable Rate,
 25,000,000    2.254%, 2/1/02 ....................      25,002,527
              K2 (USA) LLC,
               Monthly Variable Rate:
 60,000,000    2.023%, 9/9/02 ....................      60,000,000
 28,000,000    1.878%, 9/16/02 ...................      28,000,000
              Merrill Lynch & Co., Inc.,
               Daily Variable Rate,
 75,000,000    2.065%, 3/11/02 ...................      75,008,155
              Merrill Lynch & Co., Inc.,
               Monthly Variable Rate,
 50,000,000    1.963%, 2/20/02 ...................      50,000,000
              Merrill Lynch & Co., Inc.,
               Quarterly Variable Rate,
  5,000,000    2.881%, 1/11/02 ...................       5,000,550
  5,000,000    2.605%, 2/1/02 ....................       5,001,517
              Salomon Smith Barney Holdings, Inc.,
               Monthly Variable Rate,
 10,000,000    2.101%, 1/24/02 ...................      10,000,864
              Salomon Smith Barney Holdings, Inc.,
               Quarterly Variable Rate:
 62,000,000    2.166%, 2/11/02 ...................      62,013,035
 10,000,000    2.09%, 3/15/02 ....................      10,003,889
 12,000,000    2.115%, 3/18/02 ...................      12,005,113
 10,800,000    2.125%, 3/18/02 ...................      10,804,820
  4,500,000    2.81%, 4/2/02 .....................       4,502,762
              Societe Generale,
               Daily Variable Rate,
200,000,000    1.585%, 3/19/02 ...................     199,989,781
              UBS AG,
               Quarterly Variable Rate,
  4,600,000    2.99%, 7/15/02 ....................       4,614,786



See Notes to Financial Statements.
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Daily Assets Fund Institutional
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SCHEDULE OF INVESTMENTS December 31, 2001 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                                      VALUE

              US Bancorp,
               Monthly Variable Rate,
$19,000,000    2.01%, 6/19/02 ..................   $   19,009,047
              US Bank NA,
               Daily Variable Rate,
 10,000,000    2.155%, 7/8/02 ..................       10,010,093
              Verizon Global Funding Corp.,
               Quarterly Variable Rate:
 67,000,000    1.86%, 3/20/02 ..................       66,990,321
 10,000,000    1.993%, 3/21/02 .................       10,004,961
197,000,000    2.26%, 11/4/02 ..................      197,167,004
135,000,000    1.90%, 10/13/103 ................      135,093,004
              Wells Fargo & Co.,
               Quarterly Variable Rate,
 50,000,000    2.43%, 4/26/02 ..................       50,020,482
                                                   --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $3,530,799,780) .............    3,530,799,780
                                                   --------------

              FUNDING AGREEMENTS 2--1.75%
              First Allmerica Financial Life
               Insurance Co., 4
               Quarterly Variable Rate,
 50,000,000    2.36%, 2/1/02 ...................       50,000,000
              GE Life & Annuity Assurance Co., 4
               Quarterly Variable Rate,
 25,000,000    2.161%, 6/3/02 ..................       25,000,000
              General Capital Assurance Co., 5
               Quarterly Variable Rate,
 75,000,000    1.989%, 12/30/02 ................       75,000,000
              Securities Life of Denver, 4
               Quarterly Variable Rate,
 40,000,000    2.21%, 2/22/02 ..................       40,000,000
              Travelers Insurance Co., 5
               Quarterly Variable Rate,
 30,000,000    2.67%, 2/25/02 ..................       30,000,000
                                                   --------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $220,000,000) ...............      220,000,000
                                                   --------------

  PRINCIPAL
     AMOUNT   SECURITY                                      VALUE


              MEDIUM-TERM NOTES--1.68%
              Beta Finance, Inc.,
$50,000,000    4.20%, 7/15/02 ..................   $   50,000,000
              Credit Suisse First Boston, Inc.,
150,000,000    1.98%, 4/24/02 ..................      150,000,000
              Morgan Stanley & Co.,
 11,050,000    5.625%, 4/12/02 .................       11,077,917
                                                   --------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $211,077,917) ...............      211,077,917
                                                   --------------

              REPURCHASE AGREEMENT--0.20%
 25,000,000   Tri Party Repurchase Agreement
               with Westdeutsche Landesbank
               Girozentrale, dated 12/31/01,
               1.60%, principal and interest in
               the amount of $25,002,222, due
               1/2/02, (collateralized by US
               Treasury Bills with a par value of
               $25,570,000, coupon rate of
               0.00%, due  2/21/02, with a
               market value of $25,507,950) ....       25,000,000
                                                   --------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $25,000,000) ................       25,000,000
                                                   --------------

              MONEY MARKET FUNDS--9.03%
 84,000,000   Dreyfus Cash Management Fund, ....       84,000,000
400,000,000   J P Morgan Institutional Prime
               Money Fund ......................      400,000,000
501,786,494   AIM Liquid Assets Portfolio ......      501,786,494
150,000,000   Federated Prime Cash
               Obligation Fund .................      150,000,000
                                                   --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $1,135,786,494) .............    1,135,786,494
                                                   --------------




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE



              US GOVERNMENT & AGENCY OBLIGATIONS--4.64%
               Federal Home Loan Bank,
$ 50,000,000    3.90%, 7/3/02 ......................  $    49,996,161
               Federal National Mortgage Association:
 160,261,000    3.81%, 6/14/02 .....................      157,496,364
 168,333,000    2.22%, 10/4/02 .....................      165,435,066
 115,000,000    2.35%, 11/29/02 ....................      112,500,685
               Freddie Mac:
  50,000,000    3.98%, 5/23/02 .....................       49,220,583
  50,000,000    3.65%, 6/19/02 .....................       49,148,334
                                                      ---------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
    (Amortized Cost $583,797,193) ..................      583,797,193
                                                      ---------------
TOTAL INVESTMENTS
    (Amortized Cost $12,555,362,253) ...  99.79%      $12,555,362,253
OTHER ASSETS IN EXCESS
   OF LIABILITIES ......................   0.21            26,566,880
                                         ------       ---------------
NET ASSETS ............................. 100.00%      $12,581,929,133
                                         ======       ===============

--------------------------------------------------------------------------------
1 Interest rates for commercial paper represents discount rates at the time of purchase.
2 Stated maturity is final maturity not next reset date. Interest rate represents rate in effect at December 31, 2001.
3 Extendable floating rate note.
4 Illiquid securities
5 The term funding agreements are subject to a seven-day demand feature.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                                               DECEMBER 31, 2001

ASSETS
   Investments at value (amortized cost $12,555,362,253) ......................................  $12,555,362,253
   Interest receivable, prepaid expenses and other ............................................       52,442,432
                                                                                                 ---------------
Total assets ..................................................................................   12,607,804,685
                                                                                                 ---------------
LIABILITIES
   Due to advisor .............................................................................        1,193,425
   Dividend payable ...........................................................................       24,636,068
   Accrued expenses and other .................................................................           46,059
                                                                                                 ---------------
Total liabilities .............................................................................       25,875,552
                                                                                                 ---------------
NET ASSETS ....................................................................................  $12,581,929,133
                                                                                                 ===============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................................................  $12,577,437,091
   Overdistributed net investment income ......................................................       (2,797,780)
   Accumulated net realized gain from investment transactions .................................        7,289,822
                                                                                                 ---------------
NET ASSETS ....................................................................................  $12,581,929,133
                                                                                                 ===============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .....................................................   12,577,437,090
                                                                                                 ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .................................................  $          1.00
                                                                                                 ===============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                                     FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                               DECEMBER 31, 2001

INVESTMENT INCOME
   Interest ...................................................................................     $188,271,211
   Dividends ..................................................................................       20,193,252
                                                                                                    ------------
Total investment income .......................................................................      208,464,463
                                                                                                    ------------
EXPENSES
   Advisory fees ..............................................................................        6,300,131
   Administration and services fees ...........................................................        1,260,026
   Professional fees ..........................................................................           24,427
   Amortization of organization expenses ......................................................            9,765
   Printing and shareholder reports ...........................................................            9,283
   Trustees fees ..............................................................................            5,427
   Miscellaneous ..............................................................................          143,189
                                                                                                    ------------
Total expenses ................................................................................        7,752,248
Less: fee waivers and/or expense reimbursements ...............................................         (191,328)
                                                                                                    ------------
Net expenses ..................................................................................        7,560,920
                                                                                                    ------------
NET INVESTMENT INCOME .........................................................................      200,903,543
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ................................................        4,886,774
                                                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................................................     $205,790,317
                                                                                                    ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX               FOR THE
                                                                             MONTHS ENDED            YEAR ENDED
                                                                      DECEMBER 31, 2001 1          JUNE 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................   $    200,903,543        $    620,783,877
   Net realized gain from investment transactions ....................          4,886,774               2,403,048
                                                                         ----------------       ----------------
Net increase in net assets from operations ...........................        205,790,317             623,186,925
                                                                         ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and short-term gains ........................       (203,148,924)           (621,489,021)
                                                                         ----------------       ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares .....................................     12,965,850,361          23,065,489,094
   Cost of shares redeemed ...........................................    (14,133,446,630)        (18,165,557,022)
                                                                         ----------------       ----------------
Net increase (decrease) in net assets from
   capital share transactions ........................................     (1,167,596,269)          4,899,932,072
                                                                         ----------------       ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     (1,164,954,876)          4,901,629,976
NET ASSETS
   Beginning of period ...............................................     13,746,884,009           8,845,254,033
                                                                         ----------------       ----------------
   End of period. ....................................................   $ 12,581,929,133        $ 13,746,884,009
                                                                         ================        ================

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                       12

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                       FOR THE SIX                                                         FOR THE PERIOD
                                      MONTHS ENDED                                                          NOV. 13, 1996 2
                                      DECEMBER 31,                          FOR THE YEARS ENDED JUNE 30,          THROUGH
                                              2001 1         2001         2000         1999         1998    JUNE 30, 1997


PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ..............        $1.00          $1.00        $1.00        $1.00        $1.00            $1.00
                                             -----          -----        -----        -----        -----            -----
INCOME FROMINVESTMENT
   OPERATIONS
   Net investment income ............         0.02           0.06         0.06         0.05         0.06             0.03
   Net realized gain on
     investment transactions ........         0.00 3         0.00 3       0.00 3       0.00 3       0.00 3           0.00 3
                                             -----          -----        -----        -----        -----            -----
Total from investment operations ....         0.02           0.06         0.06         0.05         0.06             0.03
                                             -----          -----        -----        -----        -----            -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and short-term gains ...........        (0.02)         (0.06)       (0.06)       (0.05)       (0.06)           (0.03)
                                             -----          -----        -----        -----        -----            -----
NET ASSET VALUE, END OF PERIOD ......        $1.00          $1.00        $1.00        $1.00        $1.00            $1.00
                                             ============================================================================
TOTAL INVESTMENT RETURN .............         1.63%          6.07%        5.84%        5.25%        5.71%            3.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................  $12,581,929    $13,746,884   $8,845,254   $7,804,575   $5,729,267       $2,748,056
   Ratios to average net assets:
     Net investment income ..........         3.21% 4       5.78%         5.75%        5.11%        5.55%            5.43% 4
     Expenses after waivers
        and/or reimbursements .......         0.12% 4       0.12%         0.12%        0.12%        0.12%            0.12% 4
     Expenses before waivers
        and/or reimbursements .......         0.12% 4       0.12%         0.12%        0.12%        0.12%            0.13% 4
----------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Commencement of operations.
3 Less than $0.01 per share.
4 Annualized.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Daily Assets Fund Institutional (the 'Fund') is one of the funds the Company offers to institutional and 'accredited' investors as defined under the Securities Act of 1933.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.




--------------------------------------------------------------------------------
                                       14

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.10%. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Fund under the same fee structure.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.02%. Prior to July 1, 2001, Bankers Trust served as the administrator to the Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through October 31, 2002, to the extent necessary, to limit all expenses to 0.12% of the average daily net assets of the Fund.

ICCC is the Fund's accounting and transfer agent.

Bankers Trust Company, an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.




--------------------------------------------------------------------------------
                                       15

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

                                                                         NUMBER OF FUNDS
                                                                         IN THE FUND
NAME, BIRTH DATE AND             BUSINESS EXPERIENCE AND                 COMPLEX OVERSEEN
POSITION WITH THE TRUST 1        DIRECTORSHIPS DURING THE PAST 5 YEARS   BY TRUSTEE 2
------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------
Charles P. Biggar                Retired (since 1987); formerly Vice     27
October 13, 1930                 President, International Business
Trustee BT Institutional Funds   Machines ('IBM') (1975 to 1978) and
since 1990.                      President, National Services and the
                                 Field Engineering Divisions of IBM
                                 (1976 to 1987).
------------------------------------------------------------------------------------------
S. Leland Dill                   Trustee, Phoenix Zweig Series Trust     27
March 28, 1930                   (since September 1989); Trustee,
Trustee BT Institutional Funds   Phoenix Euclid Market Neutral Fund
since 1999.                      (since May 1998); Retired (since
                                 1986); formerly Partner, KPMG Peat
                                 Marwick (June 1956-June 1986);
                                 Director, Vintners International
                                 Company Inc. (June 1989 to May 1992);
                                 Director, Coutts (USA) International
                                 (January 1992-March 2000); Director,
                                 Coutts Trust Holdings Ltd., Director,
                                 Coutts Group (March 1991 to March
                                 1999); General Partner, Pemco (June
                                 1979 to June 1986).
------------------------------------------------------------------------------------------
Martin J. Gruber                 Nomura Professor of Finance, Leonard    27
July 15, 1937                    N. Stern School of Business, New York
Trustee BT Institutional Funds   University (since 1964); Trustee,
since 1999.                      CREF (since 2000); Director, S.G.
                                 Cowen Mutual Funds (since 1985);
                                 Director, Japan Equity Fund, Inc.
                                 (since 1992); Director, Thai Capital
                                 Fund, Inc. (since 2000); Director,
                                 Singapore Fund, Inc. (since 2000).
------------------------------------------------------------------------------------------
Richard J. Herring               Jacob Safra Professor of                27
February 18, 1946                International Banking and Professor,
Trustee BT Institutional Funds   Finance Department, The Wharton
since 1990.                      School, University of Pennsylvania
                                 (since 1972); Director, Lauder
                                 Institute of International Management
                                 Studies (since 2000); Co-Director,
                                 Wharton Financial Institutions Center
                                 (since 2000).
------------------------------------------------------------------------------------------
Bruce E. Langton                 Formerly Assistant Treasurer of IBM     27
May 10, 1931                     Corporation (until 1986); Trustee and
Trustee BT Institutional Funds   Member, Investment Operations
since 1990.                      Committee, Allmerica Financial Mutual
                                 Funds (1992 to 2001); Member,
                                 Investment Committee, Unilever US
                                 Pension and Thrift Plans (1989 to
                                 2001);3 Retired (since 1987);
                                 Director, TWA Pilots Directed Account
                                 Plan and 401(k) Plan (1988 to 2000).
------------------------------------------------------------------------------------------
Philip Saunders, Jr.             Principal, Philip Saunders Associates   27
October 11, 1935                 (Economic and Financial Consulting)
Trustee BT Institutional Funds   (since 1998); former Director,
since 1999.                      Financial Industry Consulting, Wolf &
                                 Company (1987 to 1988); President,
                                 John Hancock Home Mortgage
                                 Corporation (1984 to 1986); Senior
                                 Vice President of Treasury and
                                 Financial Services, John Hancock
                                 Mutual Life Insurance Company, Inc.
                                 (1982 to 1986).
------------------------------------------------------------------------------------------
Harry Van Benschoten             Retired (since 1987); Corporate Vice    27
February 18, 1928                President, Newmont Mining Corporation
Trustee BT Institutional Funds   (prior to 1987); Director, Canada Life
since 1999.                      Insurance Corporation of New York (since
                                 1987).
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  16

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

                                                                         NUMBER OF FUNDS
                                                                         IN THE FUND
NAME, BIRTH DATE AND             BUSINESS EXPERIENCE AND                 COMPLEX OVERSEEN
POSITION WITH THE TRUST 1        DIRECTORSHIPS DURING THE PAST 5 YEARS   BY TRUSTEE 2
------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------
Richard T. Hale 4                Managing Director, Deutsche Banc        27
July 17, 1945                    Alex. Brown Inc. (formerly DB Alex.
Trustee BT Institutional Funds   Brown LLC) (June 1999 to present);
since 1999. President of each    Deutsche Asset Management-Americas
of the BT Trusts since 2000.     (June 1999 to present); Director and
                                 President, Investment Company Capital
                                 Corp. (registered investment advisor)
                                 (April 1996 to present).
                                 Director/Trustee and President,
                                 Deutsche Asset Management Mutual
                                 Funds (1989 to present); Director,
                                 Deutsche Global Funds, Ltd. (January
                                 2000 to present); Director, CABEI
                                 Fund (June 2000 to present);
                                 Director, North American Income Fund
                                 (September 2000 to present); Vice
                                 President, Deutsche Asset Management,
                                 Inc. (September 2000 to present).
                                 Chartered Financial Analyst.
                                 Formerly, Director, ISI Family of
                                 Funds.
------------------------------------------------------------------------------------------



NAME, BIRTH DATE AND             BUSINESS EXPERIENCE AND
POSITION WITH THE TRUST          DIRECTORSHIPS DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------
Daniel O. Hirsch                 Director, Deutsche Asset Management (1999 to present).
March 27, 1954                   Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/Secretary         (Deutsche Banc Alex. Brown Inc.), (1998 to 1999);
                                 Assistant General Counsel, United States Securities and
                                 Exchange Commission, (1993 to 1998).
------------------------------------------------------------------------------------------
Charles A. Rizzo                 Director, Deutsche Asset Management (April 2000 to
August 5, 1957                   present); Certified Public Accountant; Certified
Treasurer                        Management Accountant. Formerly, Vice President and
                                 Department Head, BT Alex. Brown Incorporated (Deutsche
                                 Banc Alex. Brown Inc.), 1998 to 1999; Senior Manager,
                                 Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                                 1993 to 1998.
------------------------------------------------------------------------------------------
Amy Olmert                       Director, Deutsche Asset Management (formerly BT Alex.
May 14, 1963                     Brown Inc.) ;(January 1999 to present); Certified Public
Assistant Treasurer              Accountant (1989 to present). Formerly, Vice President,
                                 BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown
                                 Inc.), (1997 to 1999); Senior Manager (1992 to 1997),
                                 Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                                 (1988 to 1992).
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Director and Officer is One
  South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
4 Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG, including its advisor subsidiary, Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-800-730-1313.
--------------------------------------------------------------------------------
                                       17

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.




Daily Assets Fund Institutional                          CUSIP #055924781
                                                         814SA (12/01)
                                                         Printed 2/02

Exclusive Placement Agent:
ICC Distributors, Inc.